Business Combinations (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Revenues	$ 9,456,512	$ 12,194,415	$ 15,091,707
Operating loss (revised)	(35,406)	(124,442)	(3,023,848)
Other expense	(801,321)
Net loss	$ (836,727)	$ (1,290,262)	$ (6,979,090)
Net loss per share - basic and diluted	$ (0.18)	$ (0.24)	$ (1.34)